SEGMENT INFORMATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
SCHEDULE OF INTER SEGMENT INFORMATION

	For the period ended December 31, 2021
	United State (Nevada)	Malaysia (Labuan)	Singapore	Total

Revenues	$-	$4,827	$-	$4,827
Other income and gains	-	356	-	356
Cost of revenues	-	(3,017)	-	(3,017)
Administrative expenses	(116,596)	(164,109)	(1,120)	(281,825)
Other operating expenses	-	(4,065)	-	(4,065)
Selling and distribution expenses	-	(28,873)	-	(28,873)
Net loss	(116,596)	(196,001)	-	(312,597)

Total assets	$2,192	$456,891	$-	$459,083

	For the period ended September 30, 2022
	United State (Nevada)	Malaysia (Labuan)	Singapore	Total

Revenues	$-	$160,186	$-	$160,186
Other income and gains	-	8,354	-	8,354
Cost of revenues	-	(62,541)	-	(62,541)
Administrative expenses	(169,263)	(137,796)	-	(307,059)
Other operating expenses	-	(28,420)	-	(28,420)
Selling and distribution expenses	-	(24,043)	-	(24,043)
Net loss	(169,263)	(84,260)		(253,523)

Total assets	$-	$188,955	$-	$188,955

The Company had no inter-segment sales for the periods presented. Summarized financial information concerning the Company’s reportable segments is shown as below:

By Geography:

	For the period ended December 31, 2021
	United State (Nevada)	Malaysia (Labuan)	Singapore	Total

Revenues	$-	$4,827	$-	$4,827
Other income and gains	-	356	-	356
Cost of revenues	-	(3,017)	-	(3,017)
Administrative expenses	(116,596)	(164,109)	(1,120)	(281,825)
Other operating expenses	-	(4,065)	-	(4,065)
Selling and distribution expenses	-	(28,873)	-	(28,873)
Net loss	$(116,596)	$(196,001)	$-	$(312,597)

Total assets	$2,192	$456,891	$-	$459,083

*	Revenues and costs are attributed to countries based on the location of customers.